Dividends	6 Months Ended
Jun. 30, 2019
Dividends
Dividends

6.Dividends

Dividend policy

Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. The Board, therefore, considers normalised earnings in determining what value will be distributed to shareholders. The Board believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns. Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments, gain on disposal of property, plant and equipment, occupational healthcare expense, restructuring costs, transactions costs, share-based payment on BEE transaction, gain on acquisition, other business development costs, share of results of equity-accounted investees, after tax, and changes in estimated deferred tax rate. Due to normalised earnings being negative, the Board has not declared a dividend for the period.

Figures in million - SA rand	Six months ended
	Jun 2019	Dec 2018	Jun 2018
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(265.2)	(2,576.3)	76.7
Adjusted for:
Loss/(gain) on financial instruments	535.5	(993.9)	(710.2)
Gain on foreign exchange differences	(52.6)	(959.0)	(210.1)
Loss/(gain) on disposal of property, plant and equipment	4.9	(28.4)	(31.8)
Impairments	93.1	2,981.8	59.6
Gain on acquisition	(1,092.5)	-	-
Restructuring costs[1]	633.2	48.4	94.4
Transaction costs	97.5	209.5	193.0
Gain on derecognition of borrowings	-	(230.0)	-
Occupational healthcare expense	-	5.2	10.2
Other	30.1	5.4	13.3
Tax effect of the items adjusted above	(295.3)	(527.9)	182.2
Change in estimated deferred tax rate	(1,544.0)	1,295.2	-
Share of results of equity-accounted investees after tax	(255.7)	(145.7)	(198.5)
Normalised earnings[2]	(2,111.0)	(915.7)	(521.2)

[1]Restructuring costs of R633.2 million include R246.8 million voluntary separation agreements at the Marikana operations and R386.4 million at the SA gold operations due to the notice that was given (on 14 February 2019) to relevant stakeholders in terms of Section 189A of the Labour Relations Act, 66 of 1995.

[2]Normalised earnings is a pro forma performance measure and is not a measure of performance under IFRS, may not be comparable to similarly titled measures of other companies, and should not be considered in isolation or as alternatives to profit before tax, profit for the year, cash from operating activities or any other measure of financial performance presented in accordance with IFRS